Financial Instruments (Senior Notes Offering) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jan. 28, 2013 Senior Notes	Jan. 28, 2013 Senior Notes Initial Purchasers	Jan. 28, 2013 Senior Notes Pfizer Transfer	Mar. 31, 2013 Senior Notes Senior Notes 1.150% due 2016	Jan. 28, 2013 Senior Notes Senior Notes 1.150% due 2016	Mar. 31, 2013 Senior Notes Senior Notes 1.875% due 2018	Jan. 28, 2013 Senior Notes Senior Notes 1.875% due 2018	Mar. 31, 2013 Senior Notes Senior Notes 3.250% due 2023	Jan. 28, 2013 Senior Notes Senior Notes 3.250% due 2023	Mar. 31, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Senior Notes Senior Notes 4.700% due 2043	Mar. 31, 2013 Senior Notes Fair Value, Inputs, Level 2	Mar. 31, 2013 Allocated Long-term Debt	Dec. 31, 2012 Allocated Long-term Debt Fair Value, Inputs, Level 2	Dec. 31, 2011 Allocated Long-term Debt Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Debt, principal amount	$ 3,650	$ 582	$ 3,650	$ 2,650	$ 1,000	$ 400	$ 400	$ 750	$ 750	$ 1,350	$ 1,350	$ 1,150	$ 1,150		$ 0
Debt, unamortized discount			10
Debt, stated interest rate							1.15%		1.875%		3.25%		4.70%
Debt, purchase price percent due to downgrade of investment grade			101.00%
Fair value, debt instrument														$ 3,604		$ 732	$ 690